Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2019
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Summary Of Compensation of key management personnel of the Group
The remuneration of key management personnel of the Group is set out below in aggregate:

	Year ended December 31,
	2017	2018	2019
Short-term benefits	2,757	3,176	3,488
Post-employment benefits	87	60	64
IFRS 2 share-based payment charge	2,726	1,470	1,152

Total compensation paid to key management personnel	5,570	4,706	4,704